Financial Instruments - VaR by Risk Factor (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 16.2	$ 10.2	$ 9.1
Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.3	5.5	4.1
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	15.0	9.6	9.7
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.6	5.1	3.2
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.3	1.8	1.8
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.4	5.6	1.4
Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.1	2.0	2.3
Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(11.5)	(12.0)	(7.2)
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	17.1	12.7	10.6
Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	31.4	$ 25.7	$ 39.4
Weighted average [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	13.5
Weighted average [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.8
Weighted average [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	12.5
Weighted average [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.5
Weighted average [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.5
Weighted average [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.5
Weighted average [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.2
Weighted average [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(11.7)
Weighted average [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	15.5
Weighted average [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	28.6
Top of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	16.6
Top of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.8
Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	15.0
Top of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.0
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.3
Top of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.8
Top of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.5
Top of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	18.3
Top of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	39.1
Bottom of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	10.4
Bottom of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.5
Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.6
Bottom of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.2
Bottom of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.3
Bottom of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.7
Bottom of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.8
Bottom of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	11.5
Bottom of range [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 19.3